Income Tax Expense (Details) - Schedule of Deferred Tax Liabilities Arising from Temporary Differences and Unused Tax Losses - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Deferred Tax Liabilities Arising from Temporary Differences and Unused Tax Losses [Abstract]
Balance brought forward
Exchange difference
Total